Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (1,698)	$ (15,295)	$ (677)	$ (3,001)	$ (6,163)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Acquired in-processresearch and development		7,144	1,750
Depreciation and amortization	40	74	107	145	150
Stock-based compensation		456	329	438	326
Loss on disposal of property and equipment			7	6
Series D convertible preferred stock issued for PUR Settlement				1,750
Series D convertible preferred stock issued for clinical services					363
Inducement expense					375
Write-off of inventory		186		155
Change in fair value of indemnification liability					26
Change in fair value of warrant liabilities	(30)		(77)	(276)	47
Changes in operating assets and liabilities:
Accounts receivable		(61)	120	140	(179)
Inventories		(533)	(133)	678	(502)
Prepaid and other current assets		(122)	(107)	(156)	8
Other assets		(127)	82	154	31
Accounts payable		(197)	132	493	(368)
Accrued liabilities		80	(256)	(196)	(360)
Right-of-use asset and lease liabilities, net		346	(56)	(76)
Deferred revenue		69	(826)	(1,545)	(313)
Other liabilities					(57)
Net cash (used in) provided by operating activities		(7,980)	395	(1,291)	(6,616)
Cash flows from investing activities
Cash acquired in connection with the Merger		12,835
Cash paid for acquisition related costs		(1,811)
Capital expenditures		(49)	(152)	(152)	(126)
Purchase of subsidiary shares from noncontrolling interest					(100)
Net cash provided by (used in) investing activities		10,975	(152)	(152)	(226)
Cash flows from financing activities
Repayment of notes payable to related parties				(7)	(449)
Repayment of finance lease obligations		(5)	(25)	(25)	(30)
Proceeds from issuance of common stock, net		1,337
Proceeds from promissory notes		500
Payments on promissory notes		(500)
Proceeds from exercise of stock options		40			67
Proceeds from Payroll Protection Program Loan		467
Net cash provided by financing activities		1,839	488	481	1,689
Net (decrease) increase in cash and cash equivalents		4,834	731	(962)	(5,153)
Cash and cash equivalents at beginning of period		2,075	3,037	3,037	8,190
Cash and cash equivalents at end of period	3,768	6,909	3,768	2,075	3,037	$ 8,190
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	3,758	6,649	3,758	2,065	3,027
Restricted cash	10	260	10	10	10
Total cash, cash equivalents and restricted cash	$ 3,768	6,909	3,768	2,075	3,037
Supplemental disclosure of cash flow information
Cash paid for interest				7	67
Cash paid for income taxes				0	0
Noncash investing and financing activities
Right-of-use asset		4,481	619	619
Right-of-use asset obtained in exchange for finance lease liability			40	40
Conversion of convertible preferred stock into common stock		39,070
Issuance of common stock to Conatus stockholders		18,872
Issuance of common stock for settlement of trade payables					10
Net assets acquired in Merger		710
Acquisition related costs included in accounts payable		6
Issuance for Lordship Indemnification (Note 11)			115	115
Predecessor Company [Member]
Cash flows from operating activities
Net loss				(11,385)	(18,010)	(17,396)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation				73	91	108
Stock-based compensation				4,153	3,757	4,098
Amortization of premiums and discounts on marketable securities, net				(204)	(341)	(68)
Write off of property and equipment and other assets				210
Impairment of right-of-use asset				50
Accrued interest included in convertible note payable					696	658
Changes in operating assets and liabilities:
Collaboration receivables				3,555	(310)	(867)
Prepaid and other current assets				642	480	(123)
Other assets					(537)	(872)
Accounts payable and accrued expenses				(2,355)	(5,760)	6,638
Accrued compensation				(1,992)	222	(343)
Deferred revenue				(12,890)	(15,099)	(25,010)
Lease liabilities, net				(59)
Deferred rent					(46)	(32)
Net cash (used in) provided by operating activities				(20,202)	(34,857)	(33,209)
Cash flows from investing activities
Maturities of marketable securities				44,842	69,685	81,877
Purchase of marketable securities				(15,494)	(39,637)	(121,723)
Capital expenditures				(11)	(66)	(25)
Net cash provided by (used in) investing activities				29,337	29,982	(39,871)
Cash flows from financing activities
Proceeds from issuance of convertible note payable, net						12,500
Principal payment on promissory note						(1,000)
Proceeds from issuance of common stock, net						30,610
Repurchase of common stock						(11,203)
Deferred financing costs					(118)
Proceeds from stock issuances related to exercise of stock options and employee stock purchase plan				3	479	169
Net cash provided by financing activities				3	361	31,076
Net (decrease) increase in cash and cash equivalents				9,138	(4,514)	(42,004)
Cash and cash equivalents at beginning of period		$ 20,703	11,565	11,565	16,079	58,083
Cash and cash equivalents at end of period				20,703	11,565	16,079
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents				20,703	11,565
Supplemental disclosure of cash flow information
Cash paid for interest						$ 5
Noncash investing and financing activities
Conversion of convertible note payable to common stock					13,729
Right-of-use asset				590
Series D Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from the issuance of Series D convertible preferred stock, net			513	513	2,101
Series B Preferred Stock [Member]
Noncash investing and financing activities
Issuance of Series B convertible preferred stock for note payable and accrued interest					$ 4,005
Issuance for Lordship Indemnification (Note 11)			$ 124	$ 124